Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies
Schedule of minimum rental commitments under non-cancelable operating leases

The minimum rental commitments under non-cancelable operating leases, with lease terms in excess of one year subsequent to December 31, 2013, are as follows (in thousands):

2014	$1,515
2015	1,442
2016	1,224
2017	701
2018	454
Thereafter	945

Summary of rent expenses relating to operating lease	Rental expenses for the years ended December 31 were as follows (in thousands):
	2013	2012	2011
Rent expense	$1,919	$3,103	$1,369

Schedule of outstanding purchase commitments

As of December 31, we had outstanding capital purchase commitments which consisted of (in thousands):

	2013	2012
Capital commitments
Equipment	$5,851	$20,317
Land	$23,700	$23,700

Supplies and services
Coal purchase commitments	$—	$28,633
Transportation agreements	$226,006	$159,398
Materials and supplies	$18,060	$24,552